Deferred Charges And Other Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allocated to goodwill	$ 20	$ 47
Allocated to patents, customer contracts and the associated shipping rights	$ 183	$ 90